RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development [Abstract]
Gross research and development	$ 94,352	$ 83,538	$ 73,293
Government tax credits	(645)	(885)	(618)
Total	$ 93,707	$ 82,653	$ 72,675